LEASES (Tables)	12 Months Ended
Dec. 31, 2016
Leases [Abstract]
Future Minimum Lease Payments
Future minimum payments under non-cancelable operating leases on December 31, 2016 are as follows (in thousands):

Operating Leases
2017	$17,664
2018	14,216
2019	8,798
2020	6,034
2021	4,180
Thereafter	4,974
Total minimum lease payments	$55,866